Investments in associates and joint ventures - Reconciliation of equity (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments in associates and joint ventures
Equity of the joint venture	$ 6,803,601	$ 5,749,030
Interligacao Eletrica do Madeira
Investments in associates and joint ventures
Equity of the joint venture	$ 3,438,987	$ 2,504,773
% of Ecopetrol's ownership	51.00%	51.00%
Ecopetrol's ownership	$ 1,753,883	$ 1,277,434
Carrying amount of the investment	1,753,883	1,277,434
Transmissora Alianca de Energia Eletrica
Investments in associates and joint ventures
Equity of the joint venture	$ 6,091,281	$ 4,873,821
% of Ecopetrol's ownership	14.88%	14.88%
Ecopetrol's ownership	$ 906,382	$ 725,185
Additional value of the investment	230,828	197,070
Carrying amount of the investment	1,137,210	922,255
Equion Energy Limited
Investments in associates and joint ventures
Equity of the joint venture	$ 1,639,264	$ 2,960,397
% of Ecopetrol's ownership	51.00%	51.00%
Ecopetrol's ownership	$ 836,025	$ 1,509,802
Additional value of the investment	375,694	375,694
Unrealized gain	(20,565)	(24,862)
Impairment	(400,196)	(398,104)
Carrying amount of the investment	$ 790,958	$ 1,462,530